Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 14,930	$ 36,619	$ 757
Accounts receivable, net of allowance for doubtful accounts of $554,020 at December 31, 2021 and $545,420 at December 31, 2020	121,000	185,902
Other Current Assets	3,858	8,759
Total current assets	139,788	231,280	757
Other assets:
Property and equipment, net	198,272	227,889	9,798
Goodwill and Intangible Assets, net	1,101,430	1,220,664
Deposits	7,000	7,000	5,000
Total other assets	1,306,702	1,455,553	5,000
Total assets	1,446,490	1,686,833	15,555
Current liabilities:
Current portion of debt	912,999	730,532	896,584
Convertible notes payable, net of debt discounts of $1,041,697 and $5,238 at December 31, 2021 and December 31, 2020, respectively	526,908	316,974	10,762
Accounts payable	3,079,440	3,098,770	2,948,964
Accrued expenses	247,719	217,867	156,051
Deferred compensation	95,833	92,546	86,307
Accrued interest	133,911	93,661	162,074
Customer deposits payable	68,851	68,851	68,851
Derivative liability	758,551	1,373,211	43,444
Total current liabilities	5,824,212	5,992,412	4,373,037
Long-term liabilities
Long-term portion of debt
Total long-term liabilities
Total liabilities	5,824,212	5,992,412	4,373,037
STOCKHOLDERS’ DEFICIT
Common stock, $.0001 par value; 500,000,000 and 250,000,000 shares authorized; 247,015,579 and 129,836,060 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	46,827	24,702	12,984
Preferred Stock, $.0001 par value, $1 per share stated value, 2,000,000 shares authorized; 31,000 and 31,000 shares of Series B Convertible Preferred Stock issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	31,000	31,000	31,000
Additional paid-in capital	7,892,654	6,815,935	3,374,888
Accumulated deficit	(12,348,203)	(11,177,216)	(7,776,354)
Total stockholders’ deficit	(4,377,722)	(4,305,579)	(4,357,482)
Total liabilities and stockholders’ deficit	$ 1,446,490	$ 1,686,833	$ 15,555